Document And Entity Information	Aug. 09, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on August 9, 2019 (the "Original Report"), solely to provide the disclosures required by Item 9.01 of the Form 8-K that were not previously filed with the Original Report.
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	INOGEN, INC.
Entity Central Index Key	0001294133
Entity Emerging Growth Company	false
Entity File Number	001-36309
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0989359
Entity Address, Address Line One	326 Bollay Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	562-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value
Trading Symbol	INGN
Security Exchange Name	NASDAQ